BUSINESS COMBINATION (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Reverse Recapitalization [Abstract]
Schedule Of Reverse Recapitalization
The following table reconciles the elements of the business combination to the consolidated statement of cash flows and the consolidated statement of changes in equity:
(In thousands)	Year Ended December 31, 2023
Cash - PACI trust and cash (net of redemptions)	$19,081
Gross Proceeds	$19,081
Less Transaction related expenses and other costs	(6,898)
Less Net liabilities assumed from PACI	(1,722)
Net proceeds from the business combination	$10,461
The number of shares of Common Stock outstanding immediately following the closing was as follows:
Class A Common Stock
PACI public shareholders	1,767,390
PACI’s sponsors	6,883,579
Company’s employees	9,441
Legacy Volato shareholders(1)	7,434,936
Legacy Volato Series Preferred investors	11,948,103
Total shares of Common Stock immediately after closing	28,043,449

(1)	The number of Legacy Volato shares was determined from the shares of Legacy Volato shares outstanding immediately prior to the closing converted at the exchange ratio of approximately 1.01508.